UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                               ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Mangan & McColl Partners, LLC
               --------------------------------------------
Address:       Bank of America Corporate Center
               --------------------------------------------
               100 North Tryon Street, Suite 5130
               --------------------------------------------
               Charlotte, North Carolina   28202
               --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (704) 376-0042
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg     Charlotte, North Carolina          May 14, 2004
------------------------   ---------------------------    ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                     ----------------

Form 13F Information Table Entry Total:                     108
                                                     ----------------

Form 13F Information Table Value Total:              $   1,227,240
                                                      ---------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

AMERICREDIT
CORP              COMMON     03060R101      2,555    150,000    SH         X                   N/A           150,000

ANWORTH
MORTGAGE
ASSET CP          COMMON     037347101        349     25,000    SH         X                   N/A            25,000

ASTORIA
FINANCIAL
CORP              COMMON     046265104      1,902     50,000    SH         X                   N/A            50,000

AMERICAN
HOME MORTGAGE     COMMON     02660R107      3,600    125,000    SH         X                   N/A           125,000

ALLSTREAM INC
CL B VTG SHS      COMMON     02004C204     13,769    245,000    SH         X                   N/A           245,000

AMERICAN
MANAGEMENT
SYSTEM            COMMON     027352103      5,294    276,000    SH         X                   N/A           276,000

ALLIANCE
BANCORP OF
NEW EN            COMMON     01852Q109      1,018     25,000    SH         X                   N/A            25,000

APOGENT
TECHNOLOGIES
INC               COMMON     03760A101      9,204    300,000    SH         X                   N/A           300,000

***ASHANTI       GLOB DEP
GOLDFIELDS LTD-    RCPT      043743202      7,114    585,000    SH         X                   N/A           585,000

AVENTIS
SPONSORED
ADR               COMMON     053561106      3,845     50,000    SH         X                   N/A            50,000

AT&T WIRELESS
SERVICES INC      COMMON     00209A106    101,776  7,478,000    SH         X                   N/A         7,478,000

BANK OF
AMER CORP         COMMON     060505104     33,567    414,513    SH         X                   N/A           414,513

BANKATLANTIC
BANCORP INC-C     COMMON     065908501      1,577     93,000    SH         X                   N/A            93,000

BOSTON FED
BANCORP INC.      COMMON     101178101      2,058     60,000    SH         X                   N/A            60,000

BANK MUTUAL
CORP              COMMON     063750103      2,574    229,999    SH         X                   N/A           229,999

***BANCO
LATINOAMERICANO
D                  CL E      P16994132      1,183     65,000    SH         X                   N/A            65,000

CITIGROUP INC     COMMON     172967101     16,803    325,000    SH         X                   N/A           325,000

CABLE DESIGN
TECHNOLOGIES      COMMON     126924109        427     45,000    SH         X                   N/A            45,000

CHARTER ONE
FINANCIAL INC     COMMON     160903100      4,950    140,000    SH         X                   N/A           140,000


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

COMMUNITY FIRST
BANKSHARES        COMMON     203902101      2,411     75,000    SH         X                   N/A            75,000

CHARTER
COMMUNICATIONS
INC               COMMON     16117M107      2,360    500,000    SH         X                   N/A           500,000

CIMA LABS INC     COMMON     171796105      7,858    250,000    SH         X                   N/A           250,000

CITIZENS SOUTH
BKG CP DEL        COMMON     176682102        343     25,000    SH         X                   N/A            25,000

CLEVELAND
CLIFFS INC        COMMON     185896107      2,454     37,500    SH         X                   N/A            37,500

COMCAST
CORPORATION       COMMON     20030N200      6,963    250,000    SH         X                   N/A           250,000

CAREMARK
RX INC            COMMON     141705103      4,811    144,703    SH         X                   N/A           144,703

CONSOL
ENERGY INC        COMMON     20854P109      3,752    140,000    SH         X                   N/A           140,000

CORIO INC         COMMON     218875102        698    175,000    SH         X                   N/A           175,000

CABLEVISION
SYSTEMS CORP C    COMMON     12686C109      1,716     75,000    SH         X                   N/A            75,000

DOBSON
COMMUNICATIONS
CORP              COMMON     256069105      1,023    354,000    SH         X                   N/A           354,000

E TRADE            NOTE
GROUP            6.0% 2/07   269246AB0      1,024  1,000,000   PRN         X                   N/A         1,000,000

EXTENDED STAY
AMERICA INC       COMMON     30224P101     64,502  3,330,000    SH         X                   N/A         3,330,000

EAST WEST
BANCORP INC       COMMON     27579R104      2,800     50,000    SH         X                   N/A            50,000

FLEETBOSTON
FINL CORP         COMMON     339030108    155,815  3,465,000    SH         X                   N/A         3,465,000

FIRST DATA CORP   COMMON     319963104     25,324    600,657    SH         X                   N/A           600,657

FIDELITY
BANKSHARES INC    COMMON     31604Q107      3,740    102,000    SH         X                   N/A           102,000

FREEMARKETS INC   COMMON     356602102      1,852    225,000    SH         X                   N/A           225,000

FOMENTO
ECONOMICO          SPON
MEXICANO         ADR UNITS   344419106      2,464     50,000    SH         X                   N/A            50,000

FIRST NIAGARA
FINL GROUP I      COMMON     33582V108      4,638    340,000    SH         X                   N/A           340,000

FISHER
SCIENTIFIC
INTL INC          COMMON     338032204      4,128     75,000    SH         X                   N/A            75,000

FRIEDMAN
BILLINGS          COMMON     358434108        405     15,000    SH         X                   N/A            15,000

                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

GENERAL
ELECTRIC CO       COMMON     369604103     22,890    750,000    SH         X                   N/A           750,000

GOLD BANC
CORP INC          COMMON     379907108     13,040    800,000    SH         X                   N/A           800,000

GEORGIA
PACIFIC CORP      COMMON     373298108      2,527     75,000    SH         X                   N/A            75,000

GREENPOINT
FINANCIAL CORP    COMMON     395384100     34,968    800,000    SH         X                   N/A           800,000

W R GRACE &
CO-DEL NEW        COMMON     38388F108        718    230,000    SH         X                   N/A           230,000

GRAFTECH
INTERNATIONAL LTD COMMON     384313102        748     50,000    SH         X                   N/A            50,000

HALLIBURTON CO    COMMON     406216101     12,460    410,000    SH         X                   N/A           410,000

HIGHLAND
HOSPITALITY
CORP              COMMON     430141101      4,454    380,000    SH         X                   N/A           380,000

HUDSON CITY
BANCORP INC       COMMON     443683107      4,837    128,400    SH         X                   N/A           128,400

HOLLINGER
INTERNATIONAL     COMMON     435569108     37,224  1,880,000    SH         X                   N/A         1,880,000

HOLLYWOOD
ENTERTAINMENT
CO                COMMON     436141105      5,424    400,000    SH         X                   N/A           400,000

HAWTHORNE
FINANCIAL CORP    COMMON     420542102     16,294    370,069    SH         X                   N/A           370,069

INDEPENDENCE
COMMUNITY BAN     COMMON     453414104      1,019     25,000    SH         X                   N/A            25,000

IMPAC MORTGAGE
HOLDINGS IN       COMMON     45254P102      2,040     75,000    SH         X                   N/A            75,000

INVISION
TECHNOLOGIES INC  COMMON     461851107      4,967    100,000    SH         X                   N/A           100,000

J C PENNEY
CO INC            COMMON     708160106     17,390    500,000    SH         X                   N/A           500,000

HANCOCK JOHN
FINL SVCS INC     COMMON     41014S106     79,166  1,812,000    SH         X                   N/A         1,812,000

JOHNSON
OUTDOORS
INC CL A          COMMON     479167108        978     50,000    SH         X                   N/A            50,000

J P MORGAN
CHASE & CO        COMMON     46625H100      7,341    175,000    SH         X                   N/A           175,000

KINDER MORGAN
INC KANS          COMMON     49455P101      4,727     75,000    SH         X                   N/A            75,000

LIBERTE
INVESTORS INC     COMMON     530154103      1,577    192,500    SH         X                   N/A           192,500




                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

ACCREDITED
HOME LENDERS      COMMON     00437P107      9,062    230,000    SH         X                   N/A           230,000

LOCKHEED
MARTIN CORP       COMMON     539830109     25,102    550,000    SH         X                   N/A           550,000

LA QUINTA CORP    COMMON     50419U202        754    100,000    SH         X                   N/A           100,000

MFA MORTGAGE
INVESTMENTS I     COMMON     55272X102      1,263    125,000    SH         X                   N/A           125,000

MAGNUM
PETROLEUM
INC NEW           COMMON     55972F203        507     50,000    SH         X                   N/A            50,000

ALTRIA
GROUP INC         COMMON     02209S103     16,335    300,000    SH         X                   N/A           300,000

MONOLITHIC
SYSTEM TECH INC   COMMON     609842109     20,688  1,545,000    SH         X                   N/A         1,545,000

MOTOROLA INC      COMMON     620076109     10,120    575,000    SH         X                   N/A           575,000

MICROSTRATEGY
INC CL A          COMMON     594972408      4,264     80,000    SH         X                   N/A            80,000

NEW CENTURY
FINANCIAL CORP    COMMON     64352D101     11,169    230,000    SH         X                   N/A           230,000

NPTEST
HOLDING CORP      COMMON     67019A105      3,407    225,000    SH         X                   N/A           225,000

NETSCREEN
TECHNOLOGIES INC  COMMON     64117V107     80,080  2,200,000    SH         X                   N/A         2,200,000

NORTEL
NETWORKS CORP     COMMON     656568102      2,970    500,000    SH         X                   N/A           500,000

NEW YORK
COMMUNITY BANCORP COMMON     649445103      3,428    100,000    SH         X                   N/A           100,000

BANK ONE CORP     COMMON     06423A103     55,430  1,016,698    SH         X                   N/A         1,016,698

PLAINS ALL
AMERICAN PIPELI   COMMON     726503105      4,887    140,000    SH         X                   N/A           140,000

PG&E CORP         COMMON     69331C108      6,807    235,000    SH         X                   N/A           235,000

PROVIDENT
FINANCIAL
SERVIC            COMMON     74386T105      1,323     70,800    SH         X                   N/A            70,800

PLAINS
RESOURCES
INC NEW           COMMON     726540503      3,181    175,000    SH         X                   N/A           175,000

PENTAIR INC       COMMON     709631105      4,425     75,000    SH         X                   N/A            75,000

PATINA OIL
& GAS CORP        COMMON     703224105      1,968     75,000    SH         X                   N/A            75,000





                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

PARTNERS
TRUST
FINANCIAL G       COMMON     70213A103      2,394     70,000    SH         X                   N/A            70,000

PEOPLESOFT INC    COMMON     712713106      1,571     85,000    SH         X                   N/A            85,000

PROVIDIAN
FINANCIAL CORP    COMMON     74406A102      1,114     85,000    SH         X                   N/A            85,000

RAIT
INVESTMENT
TRUST             COMMON     749227104      2,243     75,900    SH         X                   N/A            75,900

RESOURCE
AMERICA
INC NEW           COMMON     761195205        922     50,000    SH         X                   N/A            50,000

REYNOLD R J
TOB HOLDINGS I    COMMON     76182K105      2,722     45,000    SH         X                   N/A            45,000

RAINIER
PACIFIC
FINANCIAL         COMMON     75087U101        887     55,000    SH         X                   N/A            55,000

SAXON CAP INC     COMMON     80556P302        710     25,000    SH         X                   N/A            25,000

CONNECTICUT
BANCSHARES INC    COMMON     207540105     11,594    223,000    SH         X                   N/A           223,000

SEACOAST
FINANCIAL
SERVICE           COMMON     81170Q106      5,025    150,000    SH         X                   N/A           150,000

SOUND
FEDERAL
BANCORP INC       COMMON     83607V104      1,039     70,700    SH         X                   N/A            70,700

SOVEREIGN
BANCORP INC       COMMON     845905108      3,749    175,000    SH         X                   N/A           175,000

ST PAUL
COMPANIES INC     COMMON     792860108      6,002    150,000    SH         X                   N/A           150,000

TRAVELERS
PROPERTY
CASUALT           COMMON     89420G109      1,490     86,900    SH         X                   N/A            86,900


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

TRAVELERS
PROPERTY
CASUALT           COMMON     89420G406      2,817    163,100    SH         X                   N/A           163,100

TAUBMAN
CENTERS INC       COMMON     876664103      7,299    290,000    SH         X                   N/A           290,000

TIERONE
CORPORATION       COMMON     88650R108      2,639    112,500    SH         X                   N/A           112,500

TITAN CORP        COMMON     888266103     31,799  1,575,000    SH         X                   N/A         1,575,000

UNISOURCE
ENERGY CORP       COMMON     909205106      4,953    201,600    SH         X                   N/A           201,600

USG CORP NEW
$0.10 PAR         COMMON     903293405      3,323    190,000    SH         X                   N/A           190,000

UNIVISION
COMMUNICATIONS
I                 COMMON     914906102      8,361    253,295    SH         X                   N/A           253,295

WASHINGTON
GROUP INTL INC    COMMON     938862208      3,665    100,000    SH         X                   N/A           100,000

WELLPOINT
HEALTH NETWORKS   COMMON     94973H108     43,254    380,351    SH         X                   N/A           380,351

UNITED STATES
STL CORP NEW      COMMON     912909108      6,522    175,000    SH         X                   N/A           175,000

YAHOO INC         COMMON     984332106     14,541    300,000    SH         X                   N/A           300,000


